Derivative Instruments and Hedging Activities - Narrative (Details)	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2022 USD ($) Installment derivative_instrument	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2022 EUR (€) Installment derivative_instrument	Dec. 31, 2021 USD ($)	Aug. 31, 2019 USD ($) derivative_instrument	Aug. 31, 2019 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Proceeds from the termination of cross currency swap contracts				$ 8,000,000	$ 0
Hedging instruments gain (loss)		$ 2,000,000	$ (2,000,000)	2,000,000	4,000,000
Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Accumulated other comprehensive loss to be reclassified over next twelve months		0		0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument	3					3		3	3
Notional amount of hedged item	$ 200,000,000							$ 200,000,000
Fixed interest rate of hedged item	5.75%					5.75%		5.75%	5.75%
Notional amount of derivative | €						€ 188,000,000			€ 181,000,000
Weighted average interest rate	4.11%					4.11%		3.73%	3.73%
Number of derivative instruments terminated | Installment	3					3
Proceeds from the termination of cross currency swap contracts	$ 8,000,000
Hedging instruments gain (loss)				2,000,000	$ 4,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Assets
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of these hedges assets		2,000,000		2,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability							$ 1,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount of derivative		$ 87,000,000		$ 87,000,000			$ 68,000,000
Maturity period of spot or forward exchange rate contracts				1 month